BUSINESS COMBINATIONS - Acquired Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 28, 2019	Dec. 29, 2018	Dec. 30, 2017
Business Acquisition
GOODWILL	$ 229,536	$ 224,117	$ 212,644
Pallet USA
Business Acquisition
GOODWILL	4,166
Goodwill - Tax Deductible	7,464
Northwest
Business Acquisition
GOODWILL	2,589
Goodwill - Tax Deductible	8,089
Wolverine
Business Acquisition
GOODWILL	2,084
Goodwill - Tax Deductible	6,180
Pak-Rite
Business Acquisition
GOODWILL	3,752
Goodwill - Tax Deductible	8,592
Pallet Place
Business Acquisition
Goodwill - Tax Deductible	250
North American Container Corporation
Business Acquisition
GOODWILL	5,916
Goodwill - Tax Deductible	9,496
Fontana Wood Products
Business Acquisition
Goodwill - Tax Deductible	2,235
Spinner Wood Products, LLC
Business Acquisition
Goodwill - Tax Deductible	850
Great Northern Lumber, LLC
Business Acquisition
Goodwill - Tax Deductible	50
Non-compete agreements | Pak-Rite
Business Acquisition
Intangible assets other than goodwill	30
Non-compete agreements | Expert Packaging
Business Acquisition
Intangible assets other than goodwill	221
Non-compete agreements | Spinner Wood Products, LLC
Business Acquisition
Intangible assets other than goodwill	850
Non-compete agreements | Great Northern Lumber, LLC
Business Acquisition
Intangible assets other than goodwill	50
Customer relationships | Pallet USA
Business Acquisition
Intangible assets other than goodwill	1,400
Customer relationships | Northwest
Business Acquisition
Intangible assets other than goodwill	4,500
Customer relationships | Wolverine
Business Acquisition
Intangible assets other than goodwill	3,232
Customer relationships | Pak-Rite
Business Acquisition
Intangible assets other than goodwill	3,750
Customer relationships | Pallet Place
Business Acquisition
Intangible assets other than goodwill	250
Customer relationships | North American Container Corporation
Business Acquisition
Intangible assets other than goodwill	2,810
Customer relationships | Fontana Wood Products
Business Acquisition
Intangible assets other than goodwill	2,235
Customer relationships | Expert Packaging
Business Acquisition
Intangible assets other than goodwill	809
Tradename | Pallet USA
Business Acquisition
Intangible assets other than goodwill	1,898
Tradename | Northwest
Business Acquisition
Intangible assets other than goodwill	1,000
Tradename | Wolverine
Business Acquisition
Intangible assets other than goodwill	864
Tradename | Pak-Rite
Business Acquisition
Intangible assets other than goodwill	1,060
Tradename | North American Container Corporation
Business Acquisition
Intangible assets other than goodwill	770
Tradename | Expert Packaging
Business Acquisition
Intangible assets other than goodwill	$ 257